Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial instruments [text block] [Abstract]
Schedule of financial liabilities based on contractual undiscounted payments
	2021
$000	Less than 3 months	3 to 12 months	Total
Trade payables	2,873	1,533	4,406
Related party payables	1,355	-	1,355
Total	4,228	1,533	5,761

	2020
$000	Less than 3 months	3 to 12 months	Total
Trade payables	2,620	746	3,366
Related party payables	-	2,040	2,040
Total	2,620	2,786	5,406

Schedule of measurement of the financial instruments denominated in a foreign currency and affected equity and profit and loss by the amounts
	Profit or loss and equity
December 31, 2021	Strengthening	Weakening
USD (5% movement)	90	(90)